Income Taxes - Income Tax Examination (Details) $ in Millions	12 Months Ended
Mar. 31, 2018 USD ($)
Settlement with Taxing Authority | Minimum
Income Tax Examination [Line Items]
Reasonably possible reduction in liability for uncertain tax positions	$ 17
Settlement with Taxing Authority | Maximum
Income Tax Examination [Line Items]
Reasonably possible reduction in liability for uncertain tax positions	$ 19
United States – Federal
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	2008 and forward
United States – Various States
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	2008 and forward
Australia
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	2012 and forward
Canada
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	2010 and forward
France
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	2013 and forward
Germany
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	2010 and forward
India
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	1998 and forward
United Kingdom
Income Tax Examination [Line Items]
Tax years that remain subject to examination (Fiscal Year Ending)	2013 and forward